Schedule of allocation of the purchase price (Details) $ in Thousands, $ in Thousands	Nov. 15, 2025 USD ($)	Nov. 15, 2025 CAD ($)	Nov. 14, 2025 USD ($)	Nov. 14, 2025 CAD ($)
US trungsten inc [member]
IfrsStatementLineItems [Line Items]
Exploration and Evaluation assets				$ 13,506
Total assets				13,506
Total liabilities
Net assets acquired				13,506
Cash			$ 750	1,043
Common shares			9,000	12,463
Total consideration			9,750	13,506
Total consideration			$ 750	$ 1,043
Apex garnet inc [member]
IfrsStatementLineItems [Line Items]
Exploration and Evaluation assets		$ 348
Total assets		598
Total liabilities		250
Net assets acquired		348
Cash		348
Restoration Provisions asset		250
Rehabilitation provision		250
Total consideration	$ 250	$ 348